Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Summary of Cash Flow Information

(CAD$ in millions)	December 31, 2021	December 31, 2020
Cash and cash equivalents
Cash	$637	$137
Investments with maturities from the date of acquisition of three months or less	790	313
	$1,427	$450

Summary of Non-Cash Working Capital Items

(CAD$ in millions)	2021	2020
Net change in non-cash working capital items
Trade and settlement receivables	$(670)	$(294)
Inventories	(412)	100
Prepaids and other current assets	(105)	(102)
Trade accounts payable and other liabilities	313	55
	$(874)	$(241)